Collaborative Arrangements (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Research and development, net	$ 10,789	$ 4,352
Collaborative Arrangement [Member]
Research and development, net	$ 1,000	$ 150